Note 22 - Segmented Information (Details) - Revenues and Long Lived Assets by Geographic Location (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,343,634	$ 2,110,466	$ 1,851,968
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,391,450	1,295,692	1,151,709
Total long-lived assets	395,069	468,602	476,530
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	341,491	330,622	310,912
Total long-lived assets	88,660	99,529	91,821
AUSTRALIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	199,221	177,677	171,873
Total long-lived assets	44,811	49,269	54,701
Other Geographic Locations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	411,472	306,475	217,474
Total long-lived assets	177,371	70,205	55,494
Total Consolidated Amount [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,343,634	2,110,466	1,851,968
Total long-lived assets	$ 705,911	$ 687,605	$ 678,546